RELATED PARTY TRANSACTIONS (Details - Related party payables) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Due from related party	$ 432,676	$ 3,104,042
Langton [Member]
Related Party Transaction [Line Items]
Due from related party	120,075	3,104,042
Lowell Academy [Member]
Related Party Transaction [Line Items]
Due from related party	120,723	0
Kelly Xu [Member]
Related Party Transaction [Line Items]
Due from related party	167,520
Jason Wang [Member]
Related Party Transaction [Line Items]
Due from related party	$ 24,358	$ 0